Income Taxes (Income Tax Expense From Continuing Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Current income tax expense	$ 169,500	$ 147,346	$ 147,917
Deferred income tax expense	56,666	99,129	31,380
Income tax expense	$ 226,166	$ 246,475	$ 179,297